Discontinued Operation	6 Months Ended
Jun. 30, 2026
Discontinued Operation [Abstract]
DISCONTINUED OPERATION
4.	DISCONTINUED OPERATION

On December 25, 2025, the Company entered into a Sale and Purchase Agreement (the “Purchase Agreement”) to divest its General Security Business (“Beijing Wanjia”). As of December 31, 2025, Beijing Wanjia was classified as a disposal group held for sale and as a discontinued operation. On January 9, 2026, the equity transfer of Beijing Wanjia was completed. As a result, no operating results or cash flows from this entity have been included in the consolidated financial statements for the period from January 9, 2026 onward.

Financial information relating to the discontinued operations for the period to the date of disposal and for subsequent adjustments to contingent consideration is set out below.

Details of the sale of the subsidiary

Amount
Consideration received or receivable:
Cash	$50,085
Total disposal consideration	50,085
Carrying amount of net assets sold	(2,799)
Gain on sale before income tax and reclassification of foreign currency translation reserve	47,286
Reclassification of foreign currency translation reserve	(54,457)
Loss on sale	$(7,171)